General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

NOTE 1 – GENERAL

a.

Steakholder Foods Ltd. (formerly Ophectra Real Estate and Investments Ltd., Meat-Tech 3D Ltd. and MeaTech 3D Ltd.) (the “Company”) was incorporated in Israel on July 22, 1992 as a private company limited by shares in accordance with the Companies Ordinance, 1983, and later a publicly-traded company whose ordinary shares were listed for trade on the Tel Aviv Stock Exchange (TASE). In March 2021, the Company completed an initial public offering on the Nasdaq Capital Market (Nasdaq), listing American Depositary Shares (ADSs), each currently representing four thousand (4,000) ordinary    shares of no par value (for details of ratio changes in 2025 and their effect on the presentation of amounts and purchase/exercise prices of ADSs, see Note 14(8) below), for trade, and later voluntarily de-listed its ordinary shares from the TASE. The Company’s official address is 22 Einstein St., Ness Ziona, Israel. In July 2022, the Company changed its name from MeaTech 3D Ltd. to Steakholder Foods Ltd.

b.	The Company’s foodtech activities were commenced in July 2019 by a company called MeaTech Ltd., which merged with the Company in January 2020 and became a fully-owned subsidiary, now called Steakholder Innovation Ltd. As the Company was the surviving entity of the merger, and continued the pre-merger business operations, utilizing the pre-merger management and employees of MeaTech Ltd., the transaction was treated as a reverse acquisition that does not constitute a business combination. The Company had two subsidiaries that ceased their operations, and therefore were deconsolidated, in 2024.

c.	The Company is developing and selling two types of 3D-printing production machines, plant-based premix blends and plant-based products that aim to replicate the complex textures of traditional meats such as beef steaks, white fish, shrimp, and eel. The Company believes that its alternative protein and cultivated meat technologies hold significant potential to reduce the environmental impact of food production (including reducing carbon footprint and promoting biodiversity), improve the supply chain, and offer consumers a range of new product offerings.

d.

On September 21, 2025, the Company entered into a binding Securities Purchase Agreement to acquire Twine Solutions Ltd. (“Twine”). The transaction was completed on October 31, 2025 (the “Closing”). Upon the Closing, the Company acquired the entire fully diluted equity interest of Twine, and Twine became a wholly owned subsidiary of the Company. Twine was engaged in research and development in the field of digital printing and coloring of sewing threads. As of December 31, 2025, as Twine was insolvent and no restructuring arrangement had been reached with its creditors, under applicable Israeli law, Twine’s financial distress and its inability to meet its obligations resulted in these creditors holding operational rights with regard to the ability to make decisions for Twine. As a result of this, Twine was deconsolidated as described in    Note 6 below. See also Notes 5 and 21a.

e.

Since its inception, the Company has incurred significant losses and negative cash flows from operations and as of December 31, 2025, has an accumulated deficit of USD 89,944 thousand. The Company has financed its operations mainly through fundraising from various investors. The Company’s management expects that the Company may continue to generate losses and negative cash flows from operations for the foreseeable future. In considering the Company’s expected cash usage, the Company’s cash balance as of December 31, 2025, and as of the date of approval of the financial statements is not sufficient to continue the Company’s operations for at least 12 months from the date of approval of the financial statements, which raises substantial doubt about the Company’s ability to continue as a going concern.

In order to continue the Company’s operations, including research and development and sales and marketing, the Company is looking to secure financing from various sources, including capital inflows from strategic partnerships or additional investment funding. There is no assurance that the Company will be successful in obtaining the level of financing necessary to finance its operations. If the Company is unsuccessful in securing sufficient financing, it may need to cease operations. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

f.

In October 2023, Israel was attacked by a terrorist organization and entered a state of war. As of the date of these consolidated financial statements, the war in Israel is ongoing and continues to evolve. The Company’s activities in Israel have not been substantially affected. During the year ended December 31, 2025, the impact of this war on the Company’s results of operations and financial condition was immaterial, however such impact may increase, and even become material, as a result of the continuation, escalation or expansion of such war. In such a scenario, the Company may encounter difficulties in raising funds and establishing new collaborations with foreign companies.

On February 28, 2026, a military operation referred to as “Operation Roaring Lion” began, involving coordinated strikes by Israeli and United States forces against targets in Iran. In response, attacks were launched toward Israel and other countries in the region, including rocket fire directed at Israeli civilian areas. Hezbollah in Lebanon also joined the conflict and launched rockets toward Israel, and the Israel Defense Forces carried out strikes against Hezbollah targets in Lebanon. These developments have affected economic activity in Israel, including the declaration of a state of emergency, disruptions to business operations, large-scale reserve mobilizations, and potential impacts on supply chains. Subsequently, a ceasefire was announced between the parties; however, the situation remains uncertain, and there can be no assurance that the ceasefire will be sustained. As of the date of the financial statements, the Company cannot reasonably estimate the potential impact of these events on its business, financial position, or results of operations, and management continues to monitor developments.